N-2	Jun. 18, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On June 18, 2024, HPS Corporate Lending Fund (the “
Fund
”) and U.S. Bank Trust Company, National Association (the “
Trustee
”) entered into a Second Supplemental Indenture (the “
Second Supplemental Indenture
”) related to the Fund’s issuance of $400,000,000 in the aggregate principal amount of its 6.250% notes due 2029 (the “
Notes
”), which supplements that certain Base Indenture, dated as of January 30, 2024 (the “
Base Indenture
” and, together with the Second Supplemental Indenture, the “
Indenture
”). The Notes will mature on September 30, 2029 and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 6.250% per year payable semi-annually on March 30 and September 30 of each year, commencing on March 30, 2025. The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Fund, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Title [Text Block]	Second Supplemental Indenture
Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]
In connection with the pricing of the Notes on June 11, 2024, the Fund entered into an interest rate swap to more closely align the interest rate of the Fund’s liability attributable to the Notes with the Fund’s investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreement, the Fund receives a fixed interest rate of 6.250% per annum and pays a floating interest rate of
3-month
Term SOFR plus 2.0575% per annum on $400,000,000. The Fund designated the interest rate swap as the hedging instrument in a qualifying hedge accounting relationship.